INCOME TAXES (Tables)	6 Months Ended
Sep. 30, 2025
INCOME TAXES [Abstract]
Income Tax Provision
The income tax provision consisted of the following components:

	For the six months ended September 30,
	2025	2024
Current income tax expense	$—	$—
Deferred income tax benefit	—	77,138
Total income tax benefit	$—	$77,138

Reconciliation of Effective Income Tax Rate and Provision	A reconciliation between the Group’s effective income tax rate and the provision under Hong Kong statutory tax rate is as follows:

	For the six months ended September 30,
	2025	2024
Loss before income tax benefit	$8,366,642	$1,225,393
Tax at applicable income tax rate (16.5%)	1,380,496	202,190
Tax effect of different tax rates in other jurisdictions	(376,714)	(120,430)
Tax effect on non-taxable income	315	26
Tax effect on non-deductible expenses	(142,672)	(4,648)
Tax effect on tax losses not recognized	(976)	—
Tax effect on change in valuation allowance	(860,449)	—
Income tax benefit	$—	$77,138

Component of Deferred Tax Assets
As of September 30, 2025 and March 31, 2025, the significant components of the deferred tax assets were summarized below:

	As of
	September 30, 2025	March 31, 2025
Net operating loss carried forward	$1,239,510	$614,768
Temporary difference from share-based compensation expenses	1,233,828	848,574
Unrealized loss from the equity method investment	122,819	—
Others	2,635	19,236
Subtotal	2,598,792	1,482,578
Less: valuation allowance	(2,598,792)	(1,482,578)
Total deferred tax assets	$—	$—